LONG-TERM DEBT, NET - Summary of Long-term Debt, Net (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt [Line Items]
Current portion of unamortized deferred financing costs		$ 2,260
2012 8.500% Studio City Notes, due 2020 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs		2,644
2019 7.250% Studio City Notes, due 2024 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	$ 7,829
2016 5.875% SC Secured Notes, due 2019 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs		2,260
2016 7.250% SC Secured Notes, due 2021 [Member] | Senior Notes [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs	7,211	10,580
Revolving Credit Facility [Member] | 2016 Studio City Credit Facilities [Member]
Long-term Debt [Line Items]
Unamortized deferred financing costs included in long-term prepayments, deposits and other assets	$ 885	$ 1,299